Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt [Roll Forward]
Loss on extinguishment		$ 2,909	$ 0
Less: current portion		0	1,162
Long-term portion		0	4,376
Royalty agreement
Long-Term Debt [Roll Forward]
Balance, beginning of year		5,538	9,947
Accretion expense		240	791
Repayment	$ (8,687)	(8,687)	(5,200)
Loss on extinguishment		2,909	0
Balance, end of year		0	5,538
Royalty payable		0	5,538
Less: current portion		0	1,162
Long-term portion		$ 0	$ 4,376